Note 7 Changes in impaired financial assets and guarantees given (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in impaired assets and guarantees given [Line Items]
Impaired financial assets and guarantees given at the beginning		€ 14,891	€ 15,362	€ 14,521
Additions Of Impaired Assets		13,143	12,255	11,066
Decrease of impaired assets	[1]	(6,893)	(7,346)	(5,795)
Increase (decrease) in financial assets		6,250	4,909	5,272
Decrease through write-off, financial assets		(4,534)	(4,559)	(3,770)
Increase (decrease) through foreign exchange and other movements, financial assets		(1,708)	(820)	(660)
Impaired financial assets and guarantees given at the end		€ 14,900	€ 14,891	€ 15,362

[1]	(1) Reflects the total amount of impaired loans and advances derecognized from the consolidated balance sheet throughout the period as a result of monetary recoveries as well as mortgage foreclosures and real estate assets received in lieu of payment.